FAIR VALUE, Changes in Loans Using Level 3 Inputs (FY) (Details) - USD ($)		5 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		$ 43,106,551	$ 48,558,051	[1],[2]
Realized gains / (losses) on loans at fair value, net		345,000
Change in unrealized gains / (losses) on loans at fair value, net		1,563,340	796,368
Additional funding		16,360,000	37,701,104
Original issue discount and other discounts, net of costs		(1,595,199)	(1,130,623)
Repayments		(5,000,000)	(12,000,000)
Sale of Loans		(7,345,000)
Accretion of original issue discount		732,729	1,905,715
PIK interest		390,630	1,556,868
Loans held at fair value, ending balance	[2]	48,558,051 [1]	76,293,824
Level 3 [Member]
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		43,106,551	48,558,051
Realized gains / (losses) on loans at fair value, net		345,000
Change in unrealized gains / (losses) on loans at fair value, net		1,563,340	796,368
Additional funding		16,360,000	37,701,104
Original issue discount and other discounts, net of costs		(1,595,199)	1,130,623
Repayments		(5,000,000)	(12,000,000)
Sale of Loans		(7,345,000)
Accretion of original issue discount		732,729	1,905,715
PIK interest		390,630	1,556,868
Loans held at fair value, ending balance		$ 48,558,051	$ 76,293,824

[1]	Refer to Footnote 14
[2]	Refer to Note 14 to our unaudited consolidated financial statements.